UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2024

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The average total net of fee return† of the LSV Small Cap Value Fund and the Russell 2000 Value Index (the benchmark) for trailing periods ending April 30, 2024, were as follows:

	Trailing 6-months	One Year	Three Years	Five Years	Seven Years	Since Inception
LSV Small Cap Value Fund, Institutional Class Shares*	17.42%	19.92%	5.23%	7.35%	5.59%	9.09%
Benchmark:
Russell 2000 Value Index	18.09%	14.03%	-0.67%	5.96%	5.50%	7.85%
Broad Market:
Russell 2000 Index	19.65%	13.32%	-3.18%	5.83%	6.45%	8.64%

† Periods longer than one year are annualized.

* Month Ended April 30, 2024.

Institutional Class Shares performance as of 3/31/24: 23.80% (1 year), 9.56% (5 year) and 9.70% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 2/28/13.

Despite concerns surrounding higher interest rates and geopolitical tensions, U.S. equities rallied over the past six-month period, thanks to optimism regarding the potential for Fed rate cuts later in the year. The S&P 500 Index was up 20.98%, with mega-cap stocks leading the charge, and for only the eighth time since 1950, the Index posted back-to-back 10+% return quarters. Small cap stocks modestly underperformed large caps over the period as the Russell 2000 Index was up 19.65% while the Russell 1000 Index was up 21.16%. From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 2000 Value Index was up 18.09% while the Russell 2000 Growth Index was up 21.31% (both in USD). The LSV Small Cap Value Equity Fund, Institutional Class Shares, was up 17.42% for the period.

The portfolio’s deep value bias had a negative impact on relative returns for the last six months as value stocks broadly lagged for the period. Performance attribution further indicates that stock selection detracted from relative returns while sector allocation contributed positively. Stock selection relative losses were largely the result of the underperformance of deep value names within Health Care, Materials and Industrials. Within Health Care, holdings in the Independent Biotechnology and Health Care Services industries lagged. Within Materials, holdings in the Metal, Glass & Plastic Containers industry also underperformed. Within Industrials, holdings in the Trading Companies & Distributors industry also detracted. On the positive side, stock selection added value within Consumer Staples and Consumer Discretionary. From a sector perspective, relative gains partially offset some of the losses and were thanks in large part to our underweights to the Energy and Utilities sectors.

Top contributors for the past six months included our overweight positions in Toll Brothers, Sprouts Farmers Market, Dicks Sporting Goods, Atkore, Sylvamo, Amkor Technology and Modine Manufacturing Not owning Neogen, Veradigm, Spirit Airlines, Adient, PNM Resources and Phillips Edison & Co also added value. The main individual detractors included our overweight positions in New York Community Bancorp, Patterson Cos, HF Sinclair, Quidelortho, Berry Global and AGCO. Not owning Carvana, Iovance Biotherapeutics, Oscar Health and Semtech Corpalso detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 9.5x forward earnings compared to 16.1x for the Russell 2000 Value Index, 1.3x book compared to 1.3x for the value benchmark and 6.5x cash flow compared to 11.0x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently was overweight Consumer Discretionary, Financials, and Consumer Staples while underweight Real Estate, Utilities, and Health Care.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2024	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund
	Shares	Value (000)

Common Stock†† (98.3%)
Communication Services (1.8%)
AMC Networks, Cl A*	49,300	$524
Nexstar Media Group, Cl A	19,200	3,073
Playtika Holding	152,200	1,103
Shutterstock	28,200	1,204
TEGNA	125,800	1,716

		7,620

Consumer Discretionary (15.2%)
Aaron’s	74,520	515
Academy Sports & Outdoors	42,600	2,484
ADT	147,800	961
AutoNation*	12,000	1,934
Bloomin’ Brands	115,000	2,966
Capri Holdings*	14,500	514
Carriage Services, Cl A	38,200	977
Carter’s	27,200	1,861
Dick’s Sporting Goods	13,200	2,653
Dine Brands Global	24,400	1,076
Ethan Allen Interiors	68,900	1,946
Genesco*	34,600	875
G-III Apparel Group*	73,334	2,064
Goodyear Tire & Rubber*	74,800	895
Group 1 Automotive	13,000	3,822
Guess?	48,500	1,299
H&R Block	42,900	2,026
Harley-Davidson	55,700	1,916
Haverty Furniture	49,300	1,518
JAKKS Pacific*	20,080	380
KB Home	30,100	1,949
Kohl’s	48,200	1,154
Marriott Vacations Worldwide	8,150	783
Meritage Homes	15,900	2,635
Modine Manufacturing*	9,300	861
Nordstrom	57,000	1,084
ODP*	34,400	1,751
Penske Automotive Group	8,500	1,300
Perdoceo Education	74,500	1,363

LSV Small Cap Value Fund
	Shares	Value (000)
Consumer Discretionary (continued)
Playa Hotels & Resorts*	152,300	$1,371
Polaris	12,900	1,098
PVH	16,500	1,795
Sally Beauty Holdings*	80,000	868
Shoe Carnival	45,300	1,515
Smith & Wesson Brands	84,200	1,429
Thor Industries	10,400	1,034
Toll Brothers	46,200	5,503
Tri Pointe Homes*	81,900	3,018
Winnebago Industries	22,000	1,355

		64,548

Consumer Staples (4.2%)
Central Garden & Pet, Cl A*	26,720	947
Coca-Cola Consolidated	3,400	2,808
Energizer Holdings	52,700	1,513
Ingles Markets, Cl A	18,500	1,327
Ingredion	35,800	4,102
PriceSmart	24,800	1,999
SpartanNash	34,500	659
Spectrum Brands Holdings	13,400	1,097
Sprouts Farmers Market*	42,360	2,797
United Natural Foods*	17,400	155

		17,404

Energy (9.3%)
Berry	224,200	1,903
California Resources	60,300	3,187
Chord Energy	9,400	1,664
CNX Resources*	104,100	2,448
CONSOL Energy	17,500	1,448
DHT Holdings	210,200	2,401
Gulfport Energy*	14,200	2,254
Helmerich & Payne	31,000	1,219
HF Sinclair	69,900	3,792
Liberty Energy, Cl A	150,300	3,307
Matador Resources	43,000	2,679
Murphy Oil	58,100	2,594
Patterson-UTI Energy	97,300	1,053
PBF Energy, Cl A	69,800	3,718
Peabody Energy	80,300	1,762
Scorpio Tankers	40,200	2,828
World Kinect	70,700	1,662

		39,919

Financials (27.3%)
Affiliated Managers Group	13,200	2,061
Apollo Commercial Real Estate Finance‡	85,482	823
Arbor Realty Trust‡	116,631	1,497
Associated Banc-Corp	222,100	4,680
Atlantic Union Bankshares	34,500	1,096
Axis Capital Holdings	39,400	2,416
Bank of NT Butterfield & Son	35,000	1,190

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
Bank OZK	46,400	$2,072
BankUnited	60,800	1,625
Berkshire Hills Bancorp	53,600	1,143
Blue Owl Capital	123,200	1,959
Brighthouse Financial*	23,078	1,113
Brookline Bancorp	106,700	885
Camden National	34,083	1,064
Carlyle Secured Lending	90,300	1,550
Cathay General Bancorp	43,603	1,502
Central Pacific Financial	95,300	1,900
CNO Financial Group	181,000	4,766
Community Trust Bancorp	17,000	714
Dime Community Bancshares	62,200	1,132
Employers Holdings	46,600	1,985
EVERTEC	28,500	1,070
Financial Institutions	43,990	757
First BanCorp	139,442	2,405
First Busey	103,900	2,321
First Commonwealth Financial	75,200	992
First Financial	37,179	1,354
First Horizon	183,400	2,736
FNB	157,400	2,100
FS KKR Capital	84,300	1,612
Fulton Financial	139,800	2,314
Genworth Financial, Cl A*	231,200	1,371
Golub Capital BDC	106,023	1,842
Great Southern Bancorp	27,200	1,398
Hancock Whitney	37,200	1,688
Hanmi Financial	72,400	1,108
Hope Bancorp	181,300	1,817
Horizon Bancorp	100,600	1,155
International Money Express*	122,900	2,486
Jackson Financial, Cl A	26,200	1,790
Mercantile Bank	35,500	1,281
MFA Financial‡	84,325	893
MGIC Investment	203,900	4,135
Mr Cooper Group*	36,600	2,826
Navient	124,700	1,873
New Mountain Finance	112,800	1,418
New York Community Bancorp	147,900	392
Oaktree Specialty Lending	54,200	1,038
OceanFirst Financial	55,200	815
OFG Bancorp	90,500	3,268
Old National Bancorp	136,600	2,259
PennantPark Investment	195,900	1,395
Peoples Bancorp	39,500	1,147
Popular	42,000	3,570
Preferred Bank	11,300	855
Premier Financial	59,400	1,151
QCR Holdings	19,900	1,094
Radian Group	113,000	3,375

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
Regional Management	38,100	$960
Rithm Capital‡	216,400	2,406
Sixth Street Specialty Lending	64,000	1,388
Synovus Financial	68,200	2,441
Towne Bank	35,050	907
Universal Insurance Holdings	47,900	935
Valley National Bancorp	171,700	1,204
WaFd	57,900	1,568
WesBanco	3,300	89
Zions Bancorp	63,200	2,577

		116,749

Health Care (7.9%)
Alkermes*	78,700	1,931
AMN Healthcare Services*	12,521	751
Amneal Pharmaceuticals*	191,000	1,156
Catalyst Pharmaceuticals*	90,000	1,354
Collegium Pharmaceutical*	48,200	1,780
Cross Country Healthcare*	50,400	887
Exelixis*	105,800	2,482
Halozyme Therapeutics*	61,100	2,328
Harmony Biosciences Holdings*	53,300	1,648
Inmode*	24,900	428
Ironwood Pharmaceuticals, Cl A*	145,100	1,125
Jazz Pharmaceuticals*	13,625	1,509
Lantheus Holdings*	36,800	2,449
Organon	132,800	2,471
Patterson	113,000	2,878
Prestige Consumer Healthcare*	33,700	2,418
QuidelOrtho*	22,100	896
Select Medical Holdings	46,800	1,328
Semler Scientific*	10,466	267
TruBridge*	35,100	277
United Therapeutics*	9,600	2,250
Zimvie*	37,000	563

		33,176

Industrials (13.7%)
ABM Industries	62,202	2,718
ACCO Brands	190,900	920
AGCO	32,400	3,700
American Woodmark*	12,803	1,179
Apogee Enterprises	35,900	2,218
ArcBest	12,300	1,364
Atkore	33,700	5,908
Covenant Logistics Group, Cl A	28,600	1,293
CSG Systems International	46,900	2,216
Deluxe	70,000	1,383
DNOW*	71,900	1,015
Ennis	60,900	1,212

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Industrials (continued)
Gates Industrial*	158,200	$2,788
Griffon	40,800	2,673
Kelly Services, Cl A	58,300	1,337
Moog, Cl A	9,650	1,535
Mueller Industries	57,800	3,226
Oshkosh	37,400	4,199
Park-Ohio Holdings	16,500	421
Primoris Services	73,678	3,433
Quad	216,731	973
Quanex Building Products	58,460	1,942
Rush Enterprises, Cl A	58,950	2,589
Ryder System	32,100	3,911
Timken	14,100	1,258
Wabash National	55,800	1,289
WESCO International	14,600	2,230

		58,930

Information Technology (6.2%)
Adeia	118,800	1,169
Amkor Technology	110,600	3,578
Avnet	55,900	2,732
Cirrus Logic*	28,883	2,558
Immersion	152,069	1,106
Information Services Group	182,750	616
Photronics*	78,200	2,144
Progress Software	18,900	942
Sanmina*	57,600	3,495
ScanSource*	45,525	1,895
TD SYNNEX	10,400	1,225
Vishay Intertechnology	48,500	1,122
Vishay Precision Group*	36,559	1,206
Vontier	68,000	2,763

		26,551

Materials (5.3%)
AdvanSix	58,200	1,470
Berry Global Group	72,000	4,078
Chemours	36,600	979
Commercial Metals	31,500	1,693
Greif, Cl A	16,300	999
Ingevity*	29,700	1,519
Koppers Holdings	40,100	2,056
O-I Glass, Cl I*	130,300	1,949
SunCoke Energy	157,800	1,627
Sylvamo	54,100	3,381
Warrior Met Coal	43,600	2,980

		22,731

Real Estate (6.5%)
American Assets Trust‡	100,000	2,135
Apple Hospitality‡	156,600	2,311
Brandywine Realty Trust‡	193,600	879
City Office REIT‡	130,200	607
CTO Realty Growth‡	94,350	1,637
EPR Properties‡	67,100	2,723

LSV Small Cap Value Fund
	Shares	Value (000)
Real Estate (continued)
Franklin Street Properties‡	190,100	$354
Gladstone Commercial‡	45,800	612
Global Medical REIT‡	186,100	1,509
Global Net Lease‡	16,500	115
Highwoods Properties‡	59,100	1,548
Industrial Logistics Properties Trust‡	85,200	300
Kilroy Realty‡	58,700	1,984
Kite Realty Group Trust‡	97,900	2,134
National Health Investors‡	17,100	1,078
Office Properties Income Trust‡	58,300	118
Park Hotels & Resorts‡	123,600	1,994
Sabra Health Care‡	161,700	2,251
Service Properties Trust‡	150,500	923
Tanger‡	37,100	1,052
Uniti Group‡	274,400	1,578

		27,842

Utilities (0.9%)
National Fuel Gas	46,900	2,490
UGI	57,500	1,470

		3,960

TOTAL COMMON STOCK (Cost $383,963)		419,430

	Face Amount (000)
Repurchase Agreement (3.1%)
South Street Securities 5.000%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $13,084 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $4,279, 0.625% - 4.625%, 03/15/2025 – 02/15/2033; total market value $13,344)	$13,083	13,083

TOTAL REPURCHASE AGREEMENT (Cost $13,083)		13,083

Total Investments – 101.4%
(Cost $397,046)		$432,513

Percentages are based on Net Assets of $426,785(000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$419,430	$—	$—	$419,430
Repurchase Agreement	—	13,083	—	13,083

Total Investments in Securities	$419,430	$13,083	$—	$432,513

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2024	(Unaudited)

LSV Small Cap Value Fund
Assets:
Investments, at Value (Cost $397,046)	$432,513
Receivable for Investment Securities Sold	434
Receivable for Capital Shares Sold	364
Dividends and Interest Receivable	278
Reclaims Receivable	1
Prepaid Expenses	22

Total Assets	433,612
Liabilities:
Payable for Investment Securities Purchased	6,004
Payable for Fund Shares Redeemed	476
Payable due to Investment Adviser	245
Payable due to Administrator	21
Payable due to Trustees	9
Payable due to Distributor	5
Payable due to Chief Compliance Officer	2
Other Accrued Expenses	65

Total Liabilities	6,827
Net Assets	$426,785

Net Assets Consist of:
Paid-in Capital	$380,404
Total Distributable Earnings	46,381
Net Assets	$426,785

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($405,835 ÷ 22,788,763 shares)(1)	$17.81

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($20,950 ÷ 1,179,240 shares)(1)	$17.77

(1) Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2024	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$5,313
Interest Income	161
Foreign Taxes Withheld	(17)

Total Investment Income	5,457
Expenses:
Investment Advisory Fees	1,366
Administration Fees	117
Distribution Fees - Investor Class	31
Trustees’ Fees	18
Chief Compliance Officer Fees	3
Transfer Agent Fees	36
Professional Fees	33
Registration and Filing Fees	21
Printing Fees	16
Custodian Fees	14
Insurance and Other Fees	15
Total Expenses	1,670
Less: Fees Paid Indirectly — (see Note 4)	(7)
Net Expenses	1,663
Net Investment Income	3,794
Net Realized Gain on Investments	7,688
Net Change in Unrealized Appreciation on Investments	45,729
Net Realized and Unrealized Gain on Investments	53,417
Net Increase in Net Assets Resulting from Operations	$57,211

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2024 (Unaudited) and for the year ended October 31, 2023

	LSV Small Cap Value Fund
	11/1/2023 to 04/30/2024	11/1/2022 to 10/31/2023
Operations:
Net Investment Income	$3,794	$6,272
Net Realized Gain	7,688	23,209
Net Change in Unrealized Appreciation (Depreciation)	45,729	(30,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,211	(1,210)
Distributions
Institutional Class Shares	(16,706)	(7,268)
Investor Class Shares	(1,148)	(481)

Total Distributions	(17,854)	(7,749)
Capital Share Transactions:
Institutional Class Shares:
Issued	88,751	54,325
Reinvestment of Dividends and Distributions	13,450	5,765
Redeemed	(42,937)	(104,732)
Net Increase (Decrease) from Institutional Class Shares Transactions	59,264	(44,642)
Investor Class Shares:
Issued	1,051	18,986
Reinvestment of Dividends and Distributions	1,147	481
Redeemed	(7,286)	(25,996)

Net Decrease from Investor Class Shares Transactions	(5,088)	(6,529)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	54,176	(51,171)

Total Increase (Decrease) in Net Assets	93,533	(60,130)
Net Assets:

Beginning of Period	333,252	393,382

End of Year/Period	$426,785	$333,252

Shares Transactions:
Institutional Class:
Issued	4,951	3,316
Reinvestment of Dividends and Distributions	730	360
Redeemed	(2,418)	(6,495)

Total Institutional Class Share Transactions	3,263	(2,819)
Investor Class:
Issued	59	1,175
Reinvestment of Dividends and Distributions	62	30
Redeemed	(406)	(1,588)

Total Investor Class Share Transactions	(285)	(383)

Net Increase (Decrease) in Shares Outstanding	2,978	(3,202)

Amounts designated as “—” are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2024 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class Shares
2024*	$15.88	$0.17	$2.61	$2.78	$(0.31)	$(0.54)	$(0.85)	$17.81	17.42%	$405,835	0.84%	0.84%	1.96%	14%
2023	16.27	0.28	(0.35)	(0.07)	(0.32)	–	(0.32)	15.88	(0.43)	310,095	0.85	0.85	1.67	22
2022	16.91	0.31	(0.70)	(0.39)	(0.25)	–	(0.25)	16.27	(2.39)	363,471	0.83	0.83	1.91	33
2021	10.48	0.22	6.45	6.67	(0.24)	–	(0.24)	16.91	64.32	324,351	0.83	0.83	1.39	24
2020	13.57	0.20	(3.00)	(2.80)	(0.29)	–	(0.29)	10.48	(21.19)	202,199	0.83	0.83	1.73	23
2019	14.36	0.28	(0.23)	0.05	(0.16)	(0.68)	(0.84)	13.57	1.20	387,498	0.81	0.81	2.08	31
Investor Class Shares
2024*	$15.82	$0.16	$2.59	$2.75	$(0.26)	$(0.54)	$(0.80)	$17.77	17.29%	$20,950	1.09%	1.09%	1.79%	14%
2023	16.20	0.21	(0.32)	(0.11)	(0.27)	–	(0.27)	15.82	(0.67)	23,157	1.10	1.10	1.31	22
2022	16.82	0.27	(0.71)	(0.44)	(0.18)	–	(0.18)	16.20	(2.69)	29,911	1.08	1.08	1.61	33
2021	10.43	0.18	6.43	6.61	(0.22)	–	(0.22)	16.82	64.03	76,861	1.08	1.08	1.12	24
2020	13.51	0.16	(2.99)	(2.83)	(0.25)	–	(0.25)	10.43	(21.40)	32,047	1.09	1.09	1.49	23
2019	14.28	0.24	(0.22)	0.02	(0.11)	(0.68)	(0.79)	13.51	0.90	24,103	1.06	1.06	1.80	31

*	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2024	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices,

Notes to Financial Statements

April 30, 2024	(Unaudited)

securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments

Notes to Financial Statements

April 30, 2024	(Unaudited)

using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2024, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$ 13,083	$ 13,083	$ —	$ —

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred $117,133 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for

Notes to Financial Statements

April 30, 2024	(Unaudited)

services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the Six months ended April 30, 2024, the Fund incurred $30,619 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2024 the Fund earned $7,111 in cash management credits which were used to offset transfer agent expenses.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2025. As of April 30, 2024, there are no fees previously waived that may be subject to possible future reimbursement.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2024, were as follows (000):

Purchases	$97,178
Sales	$54,164

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and partnership adjustment. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023.

The tax character of dividends and distributions paid during the years ended October 31, 2023 and 2022 was as follows (000):

	Ordinary Income	Total
2023	$7,749	$7,749
2022	5,213	5,213

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$6,707
Undistributed Long-Term Capital Gain	10,877
Other Temporary Differences	(2)
Unrealized Depreciation	(10,558)

Total Distributable Earnings	$7,024

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As of October 31, 2023, the Fund had no short-term or long-term capital loss carryforwards. During the year ended October 31, 2023, $9,937 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2024, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$397,046	$79,728	$(44,261)	$35,467

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales.

8. Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by

Notes to Financial Statements

April 30, 2024	(Unaudited)

such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At April 30, 2024, 71% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2024, 89% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,174.20	0.84%	$4.54
Investor Class Shares	1,000.00	1,172.90	1.09	5.89

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.69	0.84%	$4.22
Investor Class Shares	1,000.00	1,019.44	1.09	5.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-006-1200

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), arefiled herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024